Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Effective tax rate	43.50%	31.80%	13.00%
Unrecognized tax benefits	$ 16,744	$ 18,784	$ 24,593	$ 25,660
Unrecognized tax benefits, interest on income taxes accrued	1,276	2,677	3,286
Unrecognized tax benefits, income tax penalties accrued	166	390	631
Deferred tax assets	21,926	17,669
Net deferred tax assets	252,079	199,250
Deferred tax assets	230,153	181,581
Gross deferred tax liability	295,039	304,100
Deferred tax liabilities	64,886	122,519
Net operating loss carry forwards	508,434	508,729	379,363
Deferred tax assets, valuation allowance	51,976	57,043
Valuation allowance, deferred tax asset, increase (decrease), amount	5,067	15,291
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net deferred tax assets	230,153
Minimum [Member] | Taxable Entities
Operating Loss Carryforwards [Line Items]
Net deferred tax assets		181,581
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net deferred tax assets	252,079	199,250
Expire Between December 31, 2022 and December 31, 2050
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	166,033
No Expiration Date
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	342,401
United Kingdom
Operating Loss Carryforwards [Line Items]
Amount of taxable temporary differences	811,957	651,851	861,875
Unrecognized deferred income tax liability, temporary difference amount	$ 2,441	$ 4,042	$ 2,541